SCHEDULE OF OTHER INFORMATION RELATED LEASE (Details) - Gravitics Inc [Member] - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash used in operations for operating leases	$ 190	$ 132	$ 330	$ 272	$ 545	$ 524
Operating leases years)	2 years 9 months 18 days		2 years 9 months 18 days		3 years 3 months 18 days	4 years 3 months 18 days
Operating leases	8.30%		8.30%		8.30%	8.30%